Debt - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended
	Jul. 09, 2024	Jan. 22, 2024	Jun. 30, 2025	Jun. 24, 2025	Dec. 31, 2024	Jun. 30, 2024
Debt
Assets			$ 9,902,169		$ 11,103,403	$ 11,011,709
Debt and lease obligation			6,684,435		7,657,700
TCF VIII Distribution
Debt
Assets			1,300,000
Standby Letters of Credit
Debt
Debt instrument, collateral amount			29,600
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation			6,481,300		7,241,700
Revolving credit tranche
Debt
Borrowing capacity			2,000,000
Debt and lease obligation			$ 1,145,000		1,085,000
Revolving credit tranche | Revolving Credit Facility
Debt
Debt instrument, basis spread on variable rate		2.60%	1.60%
Revolving Credit Facility
Debt
Borrowing capacity			$ 1,125,000
Term Loan Facility
Debt
Debt instrument, basis spread on variable rate	1.30%
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity			1,034,000
Senior notes
Debt
Debt and lease obligation			$ 1,800,000		$ 1,800,000
Securitization Notes
Debt
Debt instrument, face aount				$ 300,000
Weighted average interest				5.50%
Minimum | Senior notes
Debt
Debt instrument, term			5 years
Maximum | Senior notes
Debt
Debt instrument, term			10 years